UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2809

Name of Fund: Merrill Lynch Small Cap Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Small Cap Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
March 31, 2003

Merrill Lynch
Small Cap Value
Fund, Inc.

www.mlim.ml.com

MERRILL LYNCH SMALL CAP VALUE FUND, INC.

Portfolio
Information as of
March 31, 2003
(unaudited)

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
CNF Transportation Inc. .....................................               2.6%
Protective Life Corporation .................................               2.5
Tech Data Corporation .......................................               1.9
Banknorth Group, Inc. .......................................               1.8
Parametric Technology Corporation ...........................               1.8
Sovereign Bancorp, Inc. .....................................               1.8
Convergys Corporation .......................................               1.7
Compass Bancshares, Inc. ....................................               1.6
Foot Locker, Inc. ...........................................               1.6
Martin Marietta Materials, Inc. .............................               1.6
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Banks .......................................................              10.1%
Software ....................................................               6.6
Specialty Retail ............................................               6.0
Commercial Services & Supplies ..............................               5.2
Internet Software & Services ................................               4.4
--------------------------------------------------------------------------------

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

DEAR SHAREHOLDER

Effective April 14, 2003 the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols will not be changed nor will current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way. Although the redesignation took effect just after the close of the Fund's period, we have provided Fund performance as of March 31, 2003 to reflect the new share class redesignation.

Fiscal Year in Review

During the fiscal year ended March 31, 2003, total returns for Merrill Lynch Small Cap Value Fund, Inc.'s Class A, Class B, Class C, and Class I Shares were -28.09%, -28.70%, -28.69%, and -27.93%, respectively, slightly underperforming the total return of -26.96% for the unmanaged benchmark Russell 2000 Index. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4
- 7 of this report to shareholders.)

After sharply outperforming large cap stocks in the prior year, small cap stocks declined precipitously during the 12 months ended March 31, 2003. The Russell 2000 Index of small cap stocks declined more than the Standard & Poor's 500 Index for the 12-month period. The primary determinant of performance during the 12-month period ended March 31, 2003 was style, with value stocks outperforming growth stocks across size categories.

All sectors within the Russell 2000 Index posted declines for the fiscal year ended March 31, 2003. The technology sector posted the steepest drop, down nearly 45%, while financials posted the smallest decline, down approximately 6%. The energy sector declined about 19%, while the other sectors all declined by 20% or more. The investment environment provided very few places to hide over the past year. Although the Fund benefited from favorable stock selection, the benefits were offset by poor sector positioning. Underweighted investments in the financial services sector and overweighted investments in the technology sector hurt the Fund's results. Specific stock selection contributed favorably to results with the Fund's energy and technology holdings performing significantly better than comparable companies in the Russell 2000 Index.

Portfolio Matters

Individual stocks that most benefited the Fund's performance included shares of WebMd Corporation, a health care information provider, XTO Energy, Inc., a producer of natural gas, and Outback Steakhouse, Inc., a restaurant operator. Shares of WebMd benefited from improved growth prospects and the company's attainment of profitability ahead of some analysts' estimates. Shares of XTO Energy were also strong based on higher asset values and improved earnings prospects given surging energy prices. Outback Steakhouse performed well as consumers favored casual dining restaurants and the company effectively managed expenses in a challenging economic environment.

Stocks that detracted from the Fund's performance during the year included Parametric Technology Corporation, a provider of software lifecycle management solutions, and Paxson Communications Corporation, an owner and operator of broadcast television stations. We continue to hold shares of Parametric Technology. The company has a large base of corporate customers, generates significant revenues, and has a strong balance sheet. Parametric Technology is expected to show improved profitability even without a significant rebound in technology spending. Paxson Communications shares should benefit if advertising spending improves and the Federal Communications Commission loosens media ownership restrictions.

The Fund began the fiscal year overweighted in information technology stocks compared to the Russell 2000 Index. Investments in the poor-performing technology sector detracted from Fund results. We significantly increased the Fund's energy sector exposure early in the fiscal year, bringing the Fund to an overweighted position. Energy stocks were one of the better-performing sectors within the Russell 2000 Index, and specific stock selection in the Fund's energy holdings benefited results during the 12-month period. Conflict in the Middle East led to higher energy prices and supported the sectors favorable relative results during the year.

In Conclusion

The Fund produced negative returns during the fiscal year ended March 31, 2003, and modestly underperformed the Russell 2000 Index. We are disappointed with the Fund's 12-month performance. However, the Fund has provided positive returns over a three-year period while most equity mutual funds have shown losses. We remain committed to our research-intensive process of investing in out-of-favor small cap stocks. This process has generated favorable returns over time, and we believe that short-term volatility in the markets can provide attractive longer-term investment opportunities.

We thank you for your continued investment in Merrill Lynch Small Cap Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ R. Elise Baum

R. Elise Baum
Vice President and Portfolio Manager

April 30, 2003


                                     2 & 3

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*

                                                                                                 Ten Years/
                                                         6-Month           12-Month           Since Inception
As of March 31, 2003                                  Total Return       Total Return          Total Return
================================================================================================================
ML Small Cap Value Fund, Inc. Class A Shares*             +2.21%            -28.09%               +156.32%
----------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class B Shares*             +1.80             -28.70                +176.31
----------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class C Shares*             +1.77             -28.69                +139.84
----------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class I Shares*             +2.37             -27.93                +206.21
----------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class R Shares*                --                 --                  -1.55
----------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                      +1.39             -26.96           +82.80/+60.94/+1.29
================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are for ten years for Class B & Class I Shares, from 10/21/94 for Class A & Class C Shares, and from 2/04/03 for Class R Shares.

** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total return periods are for ten years, from 10/31/94 and from 2/28/03, respectively.

Total Return Based on a $10,000 Investment--Class A & Class C Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class C Shares compared to growth of an investment in the Russell 2000 Index. Values are from October 21, 1994 to March 2003.

                                            10/21/94**        3/95              3/96             3/97           3/98          3/99
ML Small Cap Value
Fund, Inc.+--Class A Shares*                $9,475            $9,961            $11,880          $13,945        $19,913      $15,458
ML Small Cap Value
Fund, Inc.+--Class C Shares*                $10,000           $10,482           $12,405          $14,438        $20,463      $15,760
Russell 2000 Index++                        $10,000           $10,398           $13,419          $14,104        $20,030      $16,774

                                            3/00              3/01              3/02             3/03
ML Small Cap Value
Fund, Inc.+--Class A Shares*                $24,265           $25,748           $33,773          $24,287
ML Small Cap Value
Fund, Inc.+--Class C Shares*                $24,529           $25,827           $33,635          $23,984
Russell 2000 Index++                        $23,030           $19,500           $22,226          $16,093

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Value Trust. The Trust invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Trust's management believes have special investment value, and emerging growth companies regardless of size.
++ This unmanaged Index is comprised of approximately 2,000 small-capitalization common stocks from various industrial sectors. The starting date for the Index in the graph is from 10/31/94.

      Past performance is not predictive of future performance.

Class A and
Class C Shares

Average Annual
Total Return

                                               % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/03                               -28.09%         -31.86%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             + 4.05          + 2.94
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/03                                      +11.80          +11.08
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/03                                -28.69%         -29.39%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                              + 3.23          + 3.23
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/03                                       +10.92          +10.92
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment--Class B & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class B Shares and Class I Shares compared to growth of an investment in the Russell 2000 Index. Values are from March 1993 to March 2003.

                                      3/93              3/94              3/95             3/96              3/97
ML Small Cap Value
Fund, Inc.+--Class B Shares*          $10,000           $11,203           $12,066          $14,283           $16,631
ML Small Cap Value
Fund, Inc.+--Class I Shares*          $9,475            $10,720           $11,669          $13,952           $16,411
Russell 2000 Index++                  $10,000           $11,097           $11,709          $15,111           $15,883

                                      3/98              3/99              3/00             3/01              3/02          3/03
ML Small Cap Value
Fund, Inc.+--Class B Shares*          $23,569           $18,157           $28,274          $29,762           $38,755      $27,631
ML Small Cap Value
Fund, Inc.+--Class I Shares*          $23,497           $18,287           $28,763          $30,602           $40,258      $29,014
Russell 2000 Index++                  $22,555           $18,889           $25,933          $21,958           $25,029      $18,280

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Master Small Cap Value Trust. The Trust invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Trust's management believes have special investment value, and emerging growth companies regardless of size.
++ This unmanaged Index is comprised of approximately 2,000 small-capitalization common stocks from various industrial sectors.

      Past performance is not predictive of future performance.

Class B and
Class I Shares

Average Annual
Total Return

                                                      % Return        % Return
                                                    Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/03                                 -28.70%         -31.49%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                               + 3.23          + 2.96
--------------------------------------------------------------------------------
Ten Years Ended 3/31/03                                +10.70          +10.70
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                               % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 3/31/03                               -27.93%         -31.71%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             + 4.31          + 3.19
--------------------------------------------------------------------------------
Ten Years Ended 3/31/03                              +11.84          +11.24
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class I Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

Class R Shares

Aggregate
Total Return

                                                                % Return Without
                                                                    Sales Charge
================================================================================
Class R Shares
================================================================================
Inception (2/04/03)
through 3/31/03                                                           -1.55%
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.          As of March 31, 2003
===================================================================================================================================
Assets:             Investment in Master Small Cap Value Trust, at value (identified
                    cost--$2,366,836,250) .........................................................                 $ 1,932,417,162
                    Prepaid registration fees .....................................................                          52,124
                                                                                                                    ---------------
                    Total assets ..................................................................                   1,932,469,286
                                                                                                                    ---------------
===================================================================================================================================
Liabilities:        Payables:
                      Distributor ................................................................. $     902,812
                      Administrative fees .........................................................       361,998         1,264,810
                                                                                                    -------------
                    Accrued expenses ..............................................................                       1,247,606
                                                                                                                    ---------------
                    Total liabilities .............................................................                       2,512,416
                                                                                                                    ---------------
===================================================================================================================================
Net Assets:         Net assets ....................................................................                 $ 1,929,956,870
                                                                                                                    ===============
===================================================================================================================================
Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                 $     2,028,203
Consist of:         Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                       4,044,381
                    Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                       2,159,633
                    Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                       3,518,504
                    Class R Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                               1
                    Paid-in capital in excess of par ..............................................                   2,410,355,355
                    Accumulated realized capital losses on investments from the Trust--net ........ $ (57,730,119)
                    Unrealized depreciation on investments from the Trust--net ....................  (434,419,088)
                                                                                                    -------------
                    Total accumulated losses--net .................................................                    (492,149,207)
                                                                                                                    ---------------
                    Net assets ....................................................................                 $ 1,929,956,870
                                                                                                                    ===============
===================================================================================================================================
Net Asset           Class A--Based on net assets of $347,736,188 and 20,282,027 shares outstanding                  $         17.15
Value:                                                                                                              ===============
                    Class B--Based on net assets of $640,017,069 and 40,443,808 shares outstanding                  $         15.82
                                                                                                                    ===============
                    Class C--Based on net assets of $334,719,592 and 21,596,333 shares outstanding                  $         15.50
                                                                                                                    ===============
                    Class I--Based on net assets of $607,483,923 and 35,185,043 shares outstanding                  $         17.27
                                                                                                                    ===============
                    Class R--Based on net assets of $98.42 and 6.20 shares outstanding ............                 $         15.87
                                                                                                                    ===============
===================================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.               For the Year Ended March 31, 2003
==================================================================================================================================
Investment               Net investment income allocated from the Trust:
Income from the            Dividends (net of $102 foreign withholding tax) ...........................               $  17,165,284
Trust--Net:                Interest ..................................................................                   3,203,185
                           Securities lending--net ...................................................                     477,342
                           Expenses ..................................................................                 (12,782,905)
                                                                                                                     -------------
                         Net investment income from the Trust ........................................                   8,062,906
                                                                                                                     -------------
==================================================================================================================================
Expenses:                Account maintenance and distribution fees--Class B ..........................  $7,794,194
                         Administration fees .........................................................   6,208,731
                         Account maintenance and distribution fees--Class C ..........................   4,208,570
                         Transfer agent fees--Class I ................................................   2,538,410
                         Transfer agent fees--Class B ................................................   2,466,082
                         Transfer agent fees--Class C ................................................   1,394,222
                         Transfer agent fees--Class A ................................................   1,139,083
                         Account maintenance fees--Class A ...........................................     982,169
                         Printing and shareholder reports ............................................     225,079
                         Registration fees ...........................................................     149,145
                         Professional fees ...........................................................      92,686
                         Directors' fees and expenses ................................................      31,125
                         Other .......................................................................      38,353
                                                                                                        ----------
                         Total expenses ..............................................................                  27,267,849
                                                                                                                     -------------
                         Investment loss--net ........................................................                 (19,204,943)
                                                                                                                     -------------
==================================================================================================================================
Realized &               Realized loss on investments from the Trust--net ............................                 (43,800,828)
Unrealized Loss          Change in unrealized appreciation/depreciation on investments from
From the Trust--Net:     the Trust--net ..............................................................                (867,812,951)
                                                                                                                     -------------
                         Total realized and unrealized loss from the Trust--net ......................                (911,613,779)
                                                                                                                     -------------
                         Net Decrease in Net Assets Resulting from Operations ........................               $(930,818,722)
                                                                                                                     =============
==================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                   For the Year Ended March 31,
SMALL CAP VALUE                                                                             -----------------------------------
FUND, INC.               Increase (Decrease) in Net Assets:                                        2003                2002
===============================================================================================================================
Operations:              Investment loss--net ..........................................    $   (19,204,943)    $   (12,635,031)
                         Realized gain (loss) on investments from the Trust--net .......        (43,800,828)        113,383,799
                         Change in unrealized appreciation/depreciation on investments
                         from the Trust--net ...........................................       (867,812,951)        471,356,186
                                                                                            ---------------     ---------------
                         Net increase (decrease) in net assets resulting from operations       (930,818,722)        572,104,954
                                                                                            ---------------     ---------------
===============================================================================================================================
Distributions to         Realized gain on investments--net:
Shareholders:              Class A .....................................................         (9,542,568)        (17,223,076)
                           Class B .....................................................        (19,140,828)        (40,380,446)
                           Class C .....................................................        (10,955,515)        (14,514,419)
                           Class I .....................................................        (24,530,377)        (52,184,359)
                                                                                            ---------------     ---------------
                         Net decrease in net assets resulting from distributions
                         to shareholders ...............................................        (64,169,288)       (124,302,300)
                                                                                            ---------------     ---------------
===============================================================================================================================
Capital Share            Net increase (decrease) in net assets derived from capital
Transactions:            share transactions ............................................       (310,974,611)      1,237,290,683
                                                                                            ---------------     ---------------
===============================================================================================================================
Net Assets:              Total increase (decrease) in net assets .......................     (1,305,962,621)      1,685,093,337
                         Beginning of year .............................................      3,235,919,491       1,550,826,154
                                                                                            ---------------     ---------------
                         End of year ...................................................    $ 1,929,956,870     $ 3,235,919,491
                                                                                            ===============     ===============
===============================================================================================================================

      See Notes to Financial Statements.


                                     8 & 9

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

FINANCIAL HIGHLIGHTS

                                                                                                   Class A@@@
                   The following per share data and ratios have been derived  ---------------------------------------------------
MERRILL LYNCH      from information provided in the financial statements.                 For the Year Ended March 31,
SMALL CAP VALUE                                                               ---------------------------------------------------
FUND, INC.         Increase (Decrease) in Net Asset Value:                       2003       2002      2001@      2000      1999
=================================================================================================================================
Per Share          Net asset value, beginning of year ......................  $  24.45   $  19.73   $  22.80   $  16.19   $ 21.97
Operating                                                                     --------   --------   --------   --------   -------
Performance:       Investment loss--net+ ...................................      (.09)      (.07)        --@@     (.07)     (.06)
                   Realized and unrealized gain (loss) on investments and
                   from the Trust--net .....................................     (6.73)      6.08       1.23       8.82     (4.65)
                                                                              --------   --------   --------   --------   -------
                   Total from investment operations ........................     (6.82)      6.01       1.23       8.75     (4.71)
                                                                              --------   --------   --------   --------   -------
                   Less distributions from realized gain on investments--net      (.48)     (1.29)     (4.30)     (2.14)    (1.07)
                                                                              --------   --------   --------   --------   -------
                   Net asset value, end of year ............................  $  17.15   $  24.45   $  19.73   $  22.80   $ 16.19
                                                                              --------   --------   --------   --------   -------
=================================================================================================================================
Total Investment   Based on net asset value per share ......................    (28.09%)    31.17%      6.11%     56.98%   (22.37%)
Return:*                                                                      ========   ========   ========   ========   =======
=================================================================================================================================
Ratios to Average  Expenses++ ..............................................      1.33%      1.25%      1.30%      1.33%     1.33%
Net Assets:                                                                   ========   ========   ========   ========   =======
                   Investment loss--net ....................................      (.48%)     (.30%)     (.02%)     (.37%)    (.35%)
                                                                              ========   ========   ========   ========   =======
=================================================================================================================================
Supplemental       Net assets, end of year (in thousands) ..................  $347,736   $467,733   $198,094   $151,650   $82,279
Data:                                                                         ========   ========   ========   ========   =======
                   Portfolio turnover ......................................        --         --         --      89.18%    57.82%
                                                                              ========   ========   ========   ========   =======
=================================================================================================================================

                                                                                                   Class B
                  The following per share data and ratios have been derived ------------------------------------------------------
                  from information provided in the financial statements.                  For the Year Ended March 31,
                                                                            ------------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                      2003        2002       2001@       2000       1999
==================================================================================================================================
Per Share         Net asset value, beginning of year ...................... $  22.74   $    18.44   $  21.59   $  15.37   $  21.03
Operating                                                                   --------   ----------   --------   --------   --------
Performance:      Investment loss--net+ ...................................     (.23)        (.22)      (.15)      (.21)      (.20)
                  Realized and unrealized gain (loss) on investments and
                  from the Trust--net .....................................    (6.25)        5.67       1.15       8.35      (4.43)
                                                                            --------   ----------   --------   --------   --------
                  Total from investment operations ........................    (6.48)        5.45       1.00       8.14      (4.63)
                                                                            --------   ----------   --------   --------   --------
                  Less distributions from realized gain on investments--net     (.44)       (1.15)     (4.15)     (1.92)     (1.03)
                                                                            --------   ----------   --------   --------   --------
                  Net asset value, end of year ............................ $  15.82   $    22.74   $  18.44   $  21.59   $  15.37
                                                                            ========   ==========   ========   ========   ========
==================================================================================================================================
Total Investment  Based on net asset value per share ......................   (28.70%)      30.22%      5.26%     55.72%    (22.96%)
Return:*                                                                    ========   ==========   ========   ========   ========
==================================================================================================================================
Ratios to Average Expenses++ ..............................................     2.10%        2.01%      2.06%      2.11%      2.10%
Net Assets:                                                                 ========   ==========   ========   ========   ========
                  Investment loss--net ....................................    (1.26%)      (1.04%)     (.75%)    (1.14%)    (1.12%)
                                                                            ========   ==========   ========   ========   ========
==================================================================================================================================
Supplemental      Net assets, end of year (in thousands) .................. $640,017   $1,003,961   $563,316   $511,780   $378,610
Data:                                                                       ========   ==========   ========   ========   ========
                  Portfolio turnover ......................................       --           --         --      89.18%     57.82%
                                                                            ========   ==========   ========   ========   ========
==================================================================================================================================

                                                                                                     Class C
                   The following per share data and ratios have been derived  -----------------------------------------------------
                   from information provided in the financial statements.                  For the Year Ended March 31,
                                                                              -----------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                       2003       2002      2001@      2000       1999
===================================================================================================================================
Per Share          Net asset value, beginning of year ......................  $  22.30   $  18.13   $  21.32   $  15.21   $  20.83
Operating                                                                     --------   --------   --------   --------   --------
Performance:       Investment loss--net+ ...................................      (.23)      (.23)      (.15)      (.21)      (.20)
                   Realized and unrealized gain (loss) on investments and
                   from the Trust--net .....................................     (6.13)      5.58       1.14       8.25      (4.38)
                                                                              --------   --------   --------   --------   --------
                   Total from investment operations ........................     (6.36)      5.35        .99       8.04      (4.58)
                                                                              --------   --------   --------   --------   --------
                   Less distributions from realized gain on investments--net      (.44)     (1.18)     (4.18)     (1.93)     (1.04)
                                                                              --------   --------   --------   --------   --------
                   Net asset value, end of year ............................  $  15.50   $  22.30   $  18.13   $  21.32   $  15.21
                                                                              ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment   Based on net asset value per share ......................    (28.69%)    30.23%      5.29%     56.98%    (22.99%)
Return:*                                                                      ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average  Expenses++ ..............................................      2.12%      2.02%      2.08%      2.12%      2.12%
Net Assets:                                                                   ========   ========   ========   ========   ========
                   Investment loss--net ....................................     (1.27%)    (1.11%)     (.75%)    (1.16%)    (1.14%)
                                                                              ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental       Net assets, end of year (in thousands) ..................  $334,720   $504,537   $140,610   $ 67,390   $ 38,249
Data:                                                                         ========   ========   ========   ========   ========
                   Portfolio turnover ......................................        --         --         --      89.18%     57.82%
                                                                              ========   ========   ========   ========   ========
===================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Includes the Fund's share of the Trust's allocated expenses.
@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@    Amount is less than $.01 per share.
@@@   Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


                                    10 & 11

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

                                                                                                     Class I@@
                   The following per share data and ratios have been derived -----------------------------------------------------
MERRILL LYNCH      from information provided in the financial statements.                   For the Year Ended March 31,
SMALL CAP VALUE                                                              -----------------------------------------------------
FUND, INC.         Increase (Decrease) in Net Asset Value:                      2003       2002        2001@     2000       1999
==================================================================================================================================
Per Share          Net asset value, beginning of year ...................... $  24.58   $    19.81   $  22.87  $  16.27   $  22.03
Operating                                                                    --------   ----------   --------  --------   --------
Performance:       Investment income (loss)--net+ ..........................     (.05)        (.01)       .06      (.02)      (.02)
                   Realized and unrealized gain (loss) on investments and
                   from the Trust--net .....................................    (6.77)        5.84       1.23      8.84      (4.66)
                                                                             --------   ----------   --------  --------   --------
                   Total from investment operations ........................    (6.82)        5.83       1.29      8.82      (4.68)
                                                                             --------   ----------   --------  --------   --------
                   Less distributions from realized gain on investments--net     (.49)       (1.06)     (4.35)    (2.22)     (1.08)
                                                                             --------   ----------   --------  --------   --------
                   Net asset value, end of year ............................ $  17.27   $    24.58   $  19.81  $  22.87   $  16.27
                                                                             ========   ==========   ========  ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ......................   (27.93%)      31.56%      6.39%    57.29%    (22.17%)
Return:*                                                                     ========   ==========   ========  ========   ========
==================================================================================================================================
Ratios to Average  Expenses++ ..............................................     1.07%         .99%      1.04%     1.08%      1.08%
Net Assets:                                                                  ========   ==========   ========  ========   ========
                   Investment income (loss)--net ...........................     (.24%)       (.03%)      .27%     (.12%)     (.10%)
                                                                             ========   ==========   ========  ========   ========
==================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .................. $607,484   $1,259,688   $648,806  $491,855   $276,957
Data:                                                                        ========   ==========   ========  ========   ========
                   Portfolio turnover ......................................       --           --         --     89.18%     57.82%
                                                                             ========   ==========   ========  ========   ========
==================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Includes the Fund's share of the Trust's allocated expenses.
@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                                      Class R
                                                                                                                   --------------
                         The following per share data and ratios have been derived                                 For the Period
                         from information provided in the financial statements.                                    Feb. 4, 2003+
                                                                                                                    to March 31,
                         Increase (Decrease) in Net Asset Value:                                                        2003
=================================================================================================================================
Per Share                Net asset value, beginning of period ...............................................          $16.12
Operating                                                                                                              ------
Performance:             Investment income--net++ ...........................................................              --@@@
                         Realized and unrealized loss from the Trust--net ...................................            (.26)
                                                                                                                       ------
                         Total from investment operations ...................................................            (.25)
                                                                                                                       ------
                         Net asset value, end of period .....................................................          $15.87
                                                                                                                       ======
=================================================================================================================================
Total Investment         Based on net asset value per share .................................................           (1.55%)@
Return:**                                                                                                              ======
=================================================================================================================================
Ratios to Average        Expenses+++ ........................................................................            1.66%*
Net Assets:                                                                                                            ======
                         Investment loss--net ...............................................................            (.65%)*
                                                                                                                       ======
=================================================================================================================================
Supplemental Data:
                         Net assets, end of period (in thousands) ...........................................              --@@
                                                                                                                       ======
=================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Trust's allocated expenses.
@     Aggregate total investment return.
@@    Amount is less than $1,000.
@@@   Amount is less than $(.01) per share.

      See Notes to Financial Statements.


                                    12 & 13

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Small Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2003 was 100%. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $19,204,943 has been reclassified between paid-in capital in excess of par and undistributed net investment income. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                 Account           Distribution
                                             Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class A ................................           .25%                 --
Class B ................................           .25%                .75%
Class C ................................           .25%                .75%
Class R ................................           .25%                .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended March 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 25,088              $384,634
Class I ............................              $    779              $ 12,896
--------------------------------------------------------------------------------

For the year ended March 31, 2003, MLPF&S received contingent deferred sales charges of $1,278,815 and $317,039 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $6,218 and $65 relating to transactions subject to front-end sales charge waivers in Class A and Class I Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the year ended March 31, 2003 were $386,914,900 and $789,515,178, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(310,974,611) and $1,237,290,683 for the years ended March 31, 2003 and
March 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended March 31, 2003+                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,113,921       $ 140,002,212
Shares issued resulting from
reorganization .........................             44,223             788,841
Automatic conversion of shares .........          2,023,816          39,382,479
Shares issued to shareholders
in reinvestment of distributions .......            471,048           8,893,386
                                              -------------       -------------
Total issued ...........................          9,653,008         189,066,918
Shares redeemed ........................         (8,498,543)       (161,172,605)
                                              -------------       -------------
Net increase ...........................          1,154,465       $  27,894,313
                                              =============       =============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended March 31, 2002+                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          9,997,155       $ 229,803,832
Automatic conversion of shares .........          2,033,049          46,070,493
Shares issued to shareholders
in reinvestment of distributions .......            720,992          16,106,475
                                              -------------       -------------
Total issued ...........................         12,751,196         291,980,800
Shares redeemed ........................         (3,665,476)        (82,373,297)
                                              -------------       -------------
Net increase ...........................          9,085,720       $ 209,607,503
                                              =============       =============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended March 31, 2003                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         12,726,102       $ 235,585,486
Shares issued resulting from
reorganization .........................            272,294           4,484,073
Shares issued to shareholders
in reinvestment of distributions .......          1,016,001          17,800,329
                                              -------------       -------------
Total issued ...........................         14,014,397         257,869,888
Automatic conversion of shares .........         (2,183,866)        (39,382,479)
Shares redeemed ........................        (15,534,931)       (275,176,509)
                                              -------------       -------------
Net decrease ...........................         (3,704,400)      $ (56,689,100)
                                              =============       =============
-------------------------------------------------------------------------------


                                    14 & 15

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended March 31, 2002                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         22,848,384       $ 483,611,669
Shares issued to shareholders
in reinvestment of distributions .......          1,796,258          37,286,928
                                              -------------       -------------
Total issued ...........................         24,644,642         520,898,597
Automatic conversion of shares .........         (2,182,825)        (46,070,493)
Shares redeemed ........................         (8,856,690)       (185,347,716)
                                              -------------       -------------
Net increase ...........................         13,605,127       $ 289,480,388
                                              =============       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended March 31, 2003                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,995,271       $ 135,585,916
Shares issued resulting from
reorganization .........................             43,650             704,020
Shares issued to shareholders
in reinvestment of distributions .......            590,989          10,141,373
                                              -------------       -------------
Total issued ...........................          7,629,910         146,431,309
Shares redeemed ........................         (8,659,865)       (148,426,789)
                                              -------------       -------------
Net decrease ...........................         (1,029,955)      $  (1,995,480)
                                              =============       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended March 31, 2002                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         16,798,630       $ 351,927,316
Shares issued to shareholders
in reinvestment of distributions .......            657,176          13,418,691
                                              -------------       -------------
Total issued ...........................         17,455,806         365,346,007
Shares redeemed ........................         (2,583,577)        (53,051,734)
                                              -------------       -------------
Net increase ...........................         14,872,229       $ 312,294,273
                                              =============       =============
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended March 31, 2003+                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         15,518,137       $ 316,638,867
Shares issued resulting from
reorganization .........................                781              14,033
Shares issued to shareholders
in reinvestment of distributions .......          1,237,024          23,478,724
                                              -------------       -------------
Total issued ...........................         16,755,942         340,131,624
Shares redeemed ........................        (32,825,635)       (620,316,068)
                                              -------------       -------------
Net decrease ...........................        (16,069,693)      $(280,184,444)
                                              =============       =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended March 31, 2002+                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         29,464,001       $ 676,751,545
Shares issued to shareholders
in reinvestment of distributions .......          2,226,932          49,979,765
                                              -------------       -------------
Total issued ...........................         31,690,933         726,731,310
Shares redeemed ........................        (13,185,689)       (300,822,791)
                                              -------------       -------------
Net increase ...........................         18,505,244       $ 425,908,519
                                              =============       =============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class R Shares for the Period                                         Dollar
February 5, 2003+ to March 31, 2003               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................                  6       $         100
                                              -------------       -------------
Net increase ...........................                  6       $         100
                                              =============       =============
-------------------------------------------------------------------------------
+     Commencement of operations.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                  3/31/2003           3/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................        $ 24,250,573        $ 72,878,980
  Net long-term capital gains ..........          39,918,715          51,423,320
                                                ------------        ------------
Total taxable distributions ............        $ 64,169,288        $124,302,300
                                                ============        ============
--------------------------------------------------------------------------------

As of March 31, 2003, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net .....................        $          --
Undistributed long-term capital gains--net .............                   --
                                                                -------------
Total undistributed earnings--net ......................                   --
Capital loss carryforward ..............................          (22,220,268)*
Unrealized losses--net .................................         (469,928,939)**
                                                                -------------
Total accumulated losses--net ..........................        $(492,149,207)
                                                                =============
-----------------------------------------------------------------------------
* On March 31, 2003, the Fund had a net capital loss carryforward of $22,220,268, of which $258,440 expires in 2009; $515,628 expires in 2010 and $21,446,200 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the deferral of post-October capital losses for tax purposes.

6. Acquisition of Mercury Small Cap Value Fund, Inc.:

On March 24, 2003, the Fund acquired all of the net assets of Mercury Small Cap Value Fund, Inc. pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 657,128 shares of Common Stock of Mercury Small Cap Value Fund, Inc. for 360,948 shares of common stock of the Fund. Mercury Small Cap Value Fund, Inc.'s net assets on that date of $5,990,967, including $1,345,590 of net unrealized depreciation and $933,195 of accumulated net realized capital losses, were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $2,011,689,538.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Merrill Lynch Small Cap Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Value Fund, Inc. as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Value Fund, Inc. as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2003


                                    16 & 17

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Master Small Cap Value Trust
=========================================================================================================================
                            Shares                                                                             Percent of
Industry*                    Held                       Common Stocks                                Value     Net Assets
=========================================================================================================================
Aerospace & Defense         701,400   Precision Castparts Corp.                                   $ 16,714,362       0.9%
                          1,051,500   Raytheon Company                                              29,831,055       1.5
                          1,339,700  +Triumph Group, Inc. (a)                                       30,076,265       1.6
                                                                                                  ------------     -----
                                                                                                    76,621,682       4.0
-------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics   1,647,400   CNF Transportation Inc.                                       50,163,330       2.6
-------------------------------------------------------------------------------------------------------------------------
Auto Components                 900   Intermet Corporation                                               3,276       0.0
                            688,000  +Shiloh Industries, Inc.                                        1,100,800       0.0
                                                                                                  ------------     -----
                                                                                                     1,104,076       0.0
-------------------------------------------------------------------------------------------------------------------------
Banks                       890,100   Bank of Hawaii Corporation                                    27,415,080       1.4
                          1,599,300   Banknorth Group, Inc.                                         34,880,733       1.8
                            872,931   Charter One Financial, Inc.                                   24,145,271       1.3
                            831,800   The Colonial BancGroup, Inc.                                   9,357,750       0.5
                          1,002,700   Compass Bancshares, Inc.                                      31,354,429       1.6
                            979,600   First Midwest Bancorp, Inc.                                   25,283,476       1.3
                            539,700  +Provident Financial Services, Inc.                             8,532,657       0.4
                          2,442,000   Sovereign Bancorp, Inc.                                       33,821,700       1.8
                                                                                                  ------------     -----
                                                                                                   194,791,096      10.1
------------------------------------------------------------------------------------------------------------------------
Biotechnology               227,300  +Applera Corporation--Celera Genomics Group                     1,959,326       0.1
                          1,172,181  +Diversa Corporation                                           10,971,614       0.6
                          2,279,032  +Incyte Genomics, Inc.                                          6,814,306       0.3
                            504,800  +Isis Pharmaceuticals, Inc.                                     1,807,184       0.1
                          1,200,100  +Maxygen Inc.                                                   8,736,728       0.5
                            943,900  +Medarex, Inc.                                                  3,048,797       0.2
                            961,300  +Millennium Pharmaceuticals, Inc.                               7,555,818       0.4
                            226,900  +Vertex Pharmaceuticals Incorporated                            2,523,128       0.1
                          1,912,457  +Vical Incorporated (a)                                         4,838,516       0.2
                                                                                                  ------------     -----
                                                                                                    48,255,417       2.5
-------------------------------------------------------------------------------------------------------------------------
Building Products           928,700   ElkCorp                                                       17,645,300       0.9
-------------------------------------------------------------------------------------------------------------------------
Commercial Services         882,800  +Ambassadors International, Inc. (a)                            8,466,052       0.5
& Supplies                2,494,900  +Convergys Corporation                                         32,932,680       1.7
                            346,000   G & K Services, Inc. (Class A)                                 8,304,000       0.4
                            573,535  +On Assignment, Inc.                                            2,426,053       0.1
                          1,184,400  +Sabre Holdings Corporation                                    18,843,804       1.0
                          1,107,900  +Valassis Communications, Inc.                                 29,248,560       1.5
                                                                                                  ------------     -----
                                                                                                   100,221,149       5.2
-------------------------------------------------------------------------------------------------------------------------
Communications              671,605  +Aspect Communications Corporation                              2,068,543       0.1
Equipment                 2,383,318  +Proxim Corporation (Class A)                                   1,429,991       0.1
                                                                                                  ------------     -----
                                                                                                     3,498,534       0.2
-------------------------------------------------------------------------------------------------------------------------
Construction &              469,500   Fluor Corporation                                             15,812,760       0.8
Engineering
-------------------------------------------------------------------------------------------------------------------------
Construction              1,100,100   Martin Marietta Materials, Inc.                               30,373,761       1.6
Materials
-------------------------------------------------------------------------------------------------------------------------
Containers &                172,500   Rock-Tenn Company (Class A)                                    2,208,000       0.1
Packaging                 1,445,400  +Smurfit-Stone Container Corporation                           19,309,099       1.0
                                                                                                  ------------     -----
                                                                                                    21,517,099       1.1
-------------------------------------------------------------------------------------------------------------------------
Diversified Financials      405,400   iShares Russell 2000 Index Fund                               29,330,690       1.5
                            325,700   iShares S&P SmallCap 600 Index Fund                           29,795,036       1.6
                          6,124,200  +Knight Trading Group, Inc. (a)                                23,884,380       1.2
                                                                                                  ------------     -----
                                                                                                    83,010,106       4.3
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment      2,005,700  +Global Power Equipment Group Inc.                             10,229,070       0.5
                          2,081,500  +Paxar Corporation (a)                                         23,833,175       1.3
                                                                                                  ------------     -----
                                                                                                    34,062,245       1.8
-------------------------------------------------------------------------------------------------------------------------
Electronic                1,152,510  +Nu Horizons Electronics Corp. (a)                              5,658,824       0.3
Equipment &               2,291,100   Symbol Technologies, Inc.                                     19,726,371       1.0
Instruments               1,563,200  +Tech Data Corporation                                         37,423,008       1.9
                                                                                                  ------------     -----
                                                                                                    62,808,203       3.2
-------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           50,000  +BJ Services Company                                            1,719,500       0.1
Service                     412,400   Diamond Offshore Drilling, Inc.                                8,004,684       0.4
                            400,000   Energy Select Sector SPDR Fund (e)                             8,948,000       0.5
                            525,500  +FMC Technologies, Inc.                                        10,089,600       0.5
                          1,705,200  +Key Energy Services, Inc.                                     17,188,416       0.9
                            372,100  +National-Oilwell, Inc.                                         8,331,319       0.4
                            200,000   Oil Service HOLDRs Trust (d)                                  11,008,000       0.6
                                                                                                  ------------     -----
                                                                                                    65,289,519       3.4
-------------------------------------------------------------------------------------------------------------------------
Food Products               801,700  +Chiquita Brands International, Inc.                            8,794,649       0.5
                            668,500   Corn Products International, Inc.                             19,493,460       1.0
                          2,134,900   Interstate Bakeries Corporation                               22,416,450       1.2
                          1,676,500  +Smithfield Foods, Inc.                                        29,707,580       1.5
                                                                                                  ------------     -----
                                                                                                    80,412,139       4.2
-------------------------------------------------------------------------------------------------------------------------
Health Care                 585,400   Bausch & Lomb Incorporated                                    19,253,806       1.0
Equipment &                 876,400  +Intuitive Surgical, Inc.                                       5,661,544       0.3
Supplies                    168,100   Mentor Corporation                                             2,876,191       0.2
                            257,600  +Wright Medical Group, Inc.                                     4,513,152       0.2
                                                                                                  ------------     -----
                                                                                                    32,304,693       1.7
-------------------------------------------------------------------------------------------------------------------------
Health Care               2,830,500   Hooper Holmes, Inc.                                           14,152,500       0.7
Providers & Services        200,900   NDCHealth Corporation                                          3,369,093       0.2
                            274,700   Owens & Minor, Inc.                                            4,820,985       0.2
                          1,874,100  +Quintiles Transnational Corp.                                 22,789,056       1.2
                                                                                                  ------------     -----
                                                                                                    45,131,634       2.3
-------------------------------------------------------------------------------------------------------------------------


                                    18 & 19

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Value Trust (continued)
=========================================================================================================================
                           Shares                                                                              Percent of
Industry*                   Held                        Common Stocks                                 Value     et Assets
=========================================================================================================================
Hotels, Restaurants         707,855  +Ambassadors Group, Inc. (a)                                  $ 8,557,967       0.4%
& Leisure                   725,240   Dover Downs Gaming & Entertainment, Inc. (a)                   7,172,624       0.4
                          1,133,400   Dover Motorsports, Inc. (a)                                    3,604,212       0.2
                            363,900  +Jack in the Box Inc.                                           6,590,229       0.3
                            604,400   Outback Steakhouse, Inc.                                      21,383,672       1.1
                                                                                                  ------------     -----
                                                                                                    47,308,704       2.4
-------------------------------------------------------------------------------------------------------------------------
Household Durables        1,243,400  +Furniture Brands International, Inc.                          24,320,904       1.2
-------------------------------------------------------------------------------------------------------------------------
IT Consulting &           1,193,400  +American Management Systems, Incorporated                     14,416,272       0.7
Services                    351,700  +MAXIMUS, Inc.                                                  7,463,074       0.4
                          1,805,000  +Sykes Enterprises, Incorporated                                7,021,450       0.4
                                                                                                  ------------     -----
                                                                                                    28,900,796       1.5
-------------------------------------------------------------------------------------------------------------------------
Insurance                    78,100   American National Insurance Company                            6,086,333       0.3
                          1,677,900   Protective Life Corporation                                   47,904,045       2.5
                                                                                                  ------------     -----
                                                                                                    53,990,378       2.8
-------------------------------------------------------------------------------------------------------------------------
Internet & Catalog        1,203,500  +Insight Enterprises, Inc.                                      8,484,675       0.4
Retail
-------------------------------------------------------------------------------------------------------------------------
Internet Software &         275,400  +Clarus Corporation                                             1,379,754       0.1
Services                  1,149,290  +Commerce One, Inc.                                             1,919,314       0.1
                          2,401,800  +DoubleClick Inc.                                              18,661,986       0.9
                          4,963,630  +EarthLink, Inc.                                               28,540,872       1.5
                          2,590,300  +Entrust Technologies Inc.                                      6,475,750       0.3
                         17,493,800  +Vignette Corporation (a)                                      26,590,576       1.4
                          2,232,800  +Vitria Technology, Inc.                                        1,518,304       0.1
                                                                                                  ------------     -----
                                                                                                    85,086,556       4.4
-------------------------------------------------------------------------------------------------------------------------
Machinery                   425,477   BHA Group Holdings, Inc. (a)                                   9,360,494       0.5
                            990,100   Kaydon Corp.                                                  18,633,682       0.9
                          1,285,700   Reliance Steel & Aluminum Co.                                 19,414,070       1.0
                          1,144,500  +Wolverine Tube, Inc. (a)                                       5,138,805       0.3
                                                                                                  ------------     -----
                                                                                                    52,547,051       2.7
-------------------------------------------------------------------------------------------------------------------------
Media                     1,196,200  +APAC Customer Services Inc.                                    2,775,184       0.2
                            422,800   Harte-Hanks, Inc.                                              8,075,480       0.4
                          3,821,900  +Paxson Communications Corporation (a)                          8,331,742       0.4
                            981,000   The Reader's Digest Association, Inc. (Class A)               10,016,010       0.5
                                                                                                  ------------     -----
                                                                                                    29,198,416       1.5
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining             578,900  +A.M. Castle & Company                                          2,749,775       0.1
                            833,100   Gibraltar Steel Corporation (a)                               15,528,984       0.8
                            811,900   Quanex Corporation (a)                                        25,737,230       1.3
                          1,372,981   Ryerson Tull, Inc. (a)                                         8,581,131       0.5
                            135,000  +Steel Dynamics, Inc.                                           1,572,750       0.1
                            625,610  +Zemex Corporation (a)                                          5,436,551       0.3
                                                                                                  ------------     -----
                                                                                                    59,606,421       3.1
-------------------------------------------------------------------------------------------------------------------------
Multiline Retail          1,055,200  +Federated Department Stores, Inc.                             29,566,704       1.5
-------------------------------------------------------------------------------------------------------------------------
Oil & Gas                   261,100   Noble Energy, Inc.                                             8,953,119       0.5
                            741,991  +Plains Exploration & Production Company                        6,121,426       0.3
                            753,491  +Plains Resources Inc.                                          8,039,749       0.4
                            284,300  +Stone Energy Corporation                                       9,546,794       0.5
                            231,600   Vintage Petroleum, Inc.                                        2,200,200       0.1
                                  0   XTO Energy, Inc.                                                       6       0.0
                                                                                                  ------------     -----
                                                                                                    34,861,294       1.8
-------------------------------------------------------------------------------------------------------------------------
Paper & Forest            1,324,300   Boise Cascade Corporation                                     28,935,955       1.5
Products                  1,117,900  +Mercer International, Inc. (a)                                 5,399,457       0.3
                                                                                                  ------------     -----
                                                                                                    34,335,412       1.8
-------------------------------------------------------------------------------------------------------------------------
Real Estate                 573,100   Brandywine Reality Trust                                      12,608,200       0.7
                            321,900   Camden Property Trust                                         10,429,560       0.5
                            213,900   Crescent Real Estate Equities Company                          3,075,882       0.2
                          4,067,500  +La Quinta Corporation                                         12,405,875       0.6
                          1,147,793   Trizec Properties, Inc.                                        9,756,241       0.5
                                                                                                  ------------     -----
                                                                                                    48,275,758       2.5
-------------------------------------------------------------------------------------------------------------------------
Road & Rail                 352,400   CSX Corporation                                               10,050,448       0.5
                          1,249,500  +Kansas City Southern Industries, Inc.                         14,031,885       0.7
                                                                                                  ------------     -----
                                                                                                    24,082,333       1.2
--------------------------------------------------------------------------------------------------------------------------
Semiconductor               575,700  +ATMI, Inc.                                                    11,087,982       0.6
Equipment &                 731,600  +AXT, Inc.                                                        490,172       0.0
Products                    947,800  +Actel Corp.                                                   16,169,468       0.8
                            910,728  +IXYS Corporation                                               4,817,751       0.3
                                                                                                  ------------     -----
                                                                                                    32,565,373       1.7
-------------------------------------------------------------------------------------------------------------------------
Software                    201,900  +Agile Software Corporation                                     1,296,198       0.1
                          5,117,486  +Ascential Software Corporation                                14,328,961       0.7
                            380,600  +Aspen Technology, Inc.                                           913,440       0.0
                          7,092,610  +E.piphany, Inc. (a)                                           28,228,588       1.5
                            452,342  +EXE Technologies, Inc. (a)                                     1,230,370       0.1
                          1,657,900  +FileNET Corporation                                           17,391,371       0.9
                          2,376,000  +i2 Technologies, Inc.                                          1,407,780       0.1
                            585,853  +InterVoice-Brite, Inc.                                           978,375       0.1
                          2,039,700  +Legato Systems, Inc.                                          10,463,661       0.5
                          2,681,900  +Nuance Communications Inc. (a)                                 5,846,542       0.3
                         15,887,400  +Parametric Technology Corporation (a)                         34,475,658       1.8
                            879,220  +QRS Corporation (a)                                            4,316,970       0.2
                            300,200  +RSA Security Inc.                                              2,131,420       0.1
                            517,000  +Transaction Systems Architects, Inc. (Class A)                 3,070,980       0.2
                                                                                                  ------------     -----
                                                                                                   126,080,314       6.6
-------------------------------------------------------------------------------------------------------------------------


                                    20 & 21

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

Master Small Cap Value Trust (concluded)
=========================================================================================================================
                            Shares                                                                             Percent of
Industry*                    Held                       Common Stocks                                 Value    Net Assets
=========================================================================================================================
Specialty Retail          1,085,800  +American Eagle Outfitters, Inc.                           $   15,764,730       0.8%
                            611,300  +Charlotte Russe Holding Inc.                                   4,939,304       0.2
                          2,858,400   Foot Locker, Inc.                                             30,584,880       1.6
                            144,000  +Linens 'n Things, Inc.                                         2,926,080       0.1
                            987,600  +The Men's Wearhouse, Inc.                                     14,774,496       0.8
                          1,018,500   The Talbots, Inc.                                             26,216,190       1.4
                          2,120,700  +United Rentals, Inc.                                          20,401,134       1.1
                                                                                                --------------     -----
                                                                                                   115,606,814       6.0
-------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &       2,380,100  +Unifi, Inc.                                                   11,448,281       0.6
Luxury Goods
-------------------------------------------------------------------------------------------------------------------------
Trading Companies &         810,600   Applied Industrial Technologies, Inc.                         13,545,126       0.7
Distributors              2,076,300   Watsco, Inc. (a)                                              28,403,784       1.5
                                                                                                --------------     -----
                                                                                                    41,948,910       2.2
-------------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost--$2,285,656,925)                 1,851,237,837      95.8
=========================================================================================================================

                                                      Preferred Stocks
=========================================================================================================================

Personal Products             1,317+  Adrien Arpel, Inc.                                                     0       0.0
-------------------------------------------------------------------------------------------------------------------------
                                      Total Preferred Stocks (Cost--$0)                                      0       0.0
=========================================================================================================================

                                                    Short-Term Securities
=========================================================================================================================
                         97,424,280   Merrill Lynch Premier Institutional Fund (b)(c)               97,424,280       5.0
=========================================================================================================================

                         Beneficial
                          Interest
=========================================================================================================================
                       $ 88,721,283   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)   88,721,283       4.6
                        146,136,420   Merrill Lynch Liquidity Series, LLC Money Market
                                      Series (b)(c)                                                146,136,420       7.6
                                                                                                --------------     -----
                                                                                                   234,857,703      12.2
-------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$332,281,983)             332,281,983      17.2
=========================================================================================================================

Total Investments (Cost--$2,617,938,908)                                                         2,183,519,820     113.0

Liabilities in Excess of Other Assets                                                             (251,102,658)    (13.0)
                                                                                                --------------     -----
Net Assets                                                                                      $1,932,417,162     100.0%
                                                                                                ==============     =====
=========================================================================================================================

+           Non-income producing security.
*           For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
(a)         Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated
            Companies" in Section 2 (a)(3) of the Investment Company Act of
            1940) are as follows:

------------------------------------------------------------------------------------------------------------------------
                                         Net Share        Purchase             Sales          Realized          Dividend
Affiliate                                Activity           Cost               Cost          Gain (Loss)         Income
------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                 $(119,145)      $   438,111        $ 1,659,292         $351,864             +
Ambassadors International, Inc.            55,800           520,905             13,845           (1,020)            +
BHA Group Holdings, Inc.                  (55,300)          336,471            968,900          170,743         $ 50,421
Dover Downs Gaming &
  Entertainment, Inc.                     725,240         8,794,119          1,991,765         (428,211)         147,542
Dover Motorsports, Inc.                   (63,800)          235,758          8,990,034         (368,864)          72,729
E.piphany, Inc.                         4,630,350        23,641,678          3,028,771         (958,527)            +
EXE Technologies, Inc.                 (3,042,058)          175,828          3,177,045       (2,891,212)            +
Gibraltar Steel Corporation               178,300         5,675,736          2,560,151           15,132          111,388
Knight Trading Group, Inc.                145,800         6,939,800          5,908,090         (418,089)            +
Mercer International, Inc.               (254,700           415,936          3,501,453       (1,630,746)            +
Nu Horizons Electronics Corp.            (280,700           365,434          3,906,079       (1,500,815)            +
Nuance Communications Inc.                846,700         2,648,818          1,666,688       (1,290,741)            +
Parametric Technology
  Corporation                          10,763,500        40,923,934            231,766         (151,856)            +
Paxar Corporation                         279,000         5,755,754          2,413,084          (98,002)            +
Paxson Communications
  Corporation                           1,187,300        11,349,222            746,865         (582,140)            +
QRS Corporation                           158,500         1,428,934            121,082          (71,758)            +
Quanex Corporation                         87,000        13,531,630          8,402,267        5,193,723          408,780
Ryerson Tull, Inc.                       (328,000)          704,075          8,612,155       (4,075,147)         280,571
Triumph Group, Inc.                       592,300        19,118,932            113,274          (20,917)            +
Vical Incorporated                      7,970,700         5,110,956             81,405          (67,227)            +
Vignette Corporation                     (701,600)       18,561,481            280,109         (224,513)            +
Watsco, Inc.                              838,157         1,487,707         11,597,751        1,586,490          311,764
Wolverine Tube, Inc.                      (96,600)          548,141          4,175,349       (2,723,080)            +
Zemex Corporation                         (22,700)          415,936          3,501,453       (1,630,746)            +
------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

---------------------------------------------------------------------------------------
                                                                             Dividend/
                                                                Net          Interest
Affiliate                                                    Activity         Income
---------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                                     --    $     21,067
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 88,721,283         543,959
Merrill Lynch Liquidity Series, LLC Money Market Series    $146,136,420         180,813
Merrill Lynch Premier Institutional Fund                     97,424,280         277,103
---------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Represents ownership in Oil Service HOLDRs Trust. The Oil Service HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.
(e) Represents ownership in Energy Select Sector SPDR Fund, a registered unit investment trust. The investment objective of Energy Select Sector SPDR Fund is to provide investment results that generally correspond to the price and yield performance of the component stocks of the Energy Select Sector Index.

      See Notes to Financial Statements.


                                     22 & 23

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER SMALL CAP
VALUE TRUST              As of March 31, 2003
=============================================================================================================================
Assets:                  Investments, at value (including securities loaned of $231,899,308)
                         (identified cost--$2,617,938,908) .................................                  $ 2,183,519,820
                         Cash ..............................................................                        1,636,931
                         Receivables:
                           Securities sold .................................................   $ 16,092,659
                           Contributions ...................................................      2,380,916
                           Dividends .......................................................      1,405,337
                           Interest ........................................................        116,139
                           Securities lending--net .........................................         21,303        20,016,354
                                                                                               ------------
                         Prepaid expenses and other assets .................................                           14,226
                                                                                                              ---------------
                         Total assets ......................................................                    2,205,187,331
                                                                                                              ---------------
=============================================================================================================================
Liabilities:             Collateral on securities loaned, at value .........................                      243,560,700
                         Payables:
                           Securities purchased ............................................     21,054,012
                           Withdrawals .....................................................      7,216,057
                           Investment adviser ..............................................        792,737        29,062,806
                                                                                               ------------
                         Accrued expenses ..................................................                          146,663
                                                                                                              ---------------
                         Total liabilities .................................................                      272,770,169
                                                                                                              ---------------
=============================================================================================================================
Net Assets:              Net assets ........................................................                  $ 1,932,417,162
                                                                                                              ===============
=============================================================================================================================
Net Assets               Investors' capital ................................................                  $ 2,366,836,250
Consist of:              Unrealized depreciation on investments--net .......................                     (434,419,088)
                                                                                                              ---------------
                         Net assets ........................................................                  $ 1,932,417,162
                                                                                                              ===============
=============================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER SMALL CAP
VALUE TRUST              For the Year Ended March 31, 2003
=============================================================================================================================
Investment               Dividends (net of $102 foreign withholding tax) ...................                  $    17,223,308
Income:                  Interest ..........................................................                        3,214,502
                         Securities lending--net ...........................................                          478,983
                                                                                                              ---------------
                         Total income ......................................................                       20,916,793
                                                                                                              ---------------
=============================================================================================================================
Expenses:                Investment advisory fees ..........................................   $ 11,853,554
                         Accounting services ...............................................        552,136
                         Custodian fees ....................................................        172,578
                         Professional fees .................................................        103,711
                         Trustees' fees and expenses .......................................         54,130
                         Printing and shareholder reports ..................................          3,470
                         Pricing fees ......................................................          1,119
                         Other .............................................................         86,819
                                                                                               ------------
                         Total expenses ....................................................                       12,827,517
                                                                                                              ---------------
                         Investment income--net ............................................                        8,089,276
                                                                                                              ---------------
=============================================================================================================================
Realized &               Realized loss on investments--net .................................    (44,808,124)
Unrealized Gain (Loss)   Increase from payments by affiliates and realized losses on the
On Investments--Net:     disposal of investments in violation of restrictions--net+ ........        360,209       (44,447,915)
                                                                                               ------------

                         Change in unrealized appreciation/depreciation on investments--net                      (870,204,527)
                                                                                                              ---------------
                         Total realized and unrealized loss on investments--net ............                     (914,652,442)
                                                                                                              ---------------
                         Net Decrease in Net Assets Resulting from Operations ..............                  $  (906,563,166)
                                                                                                              ===============
=============================================================================================================================

+ Represents a reimbursement from FAM for a loss on a transaction not meeting the Trust's investment guidelines.

      See Notes to Financial Statements.


                                    24 & 25

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Year Ended March 31,
MASTER SMALL CAP                                                                                 ----------------------------------
VALUE TRUST            Increase (Decrease) in Net Assets:                                              2003               2002
===================================================================================================================================
Operations:            Investment income--net ................................................   $     8,089,276    $    10,257,135
                       Realized gain (loss) on investments--net ..............................       (44,447,915)       113,102,679
                       Change in unrealized appreciation/depreciation on investments--net ....      (870,204,527)       472,415,629
                                                                                                 ---------------    ---------------
                       Net increase (decrease) in net assets resulting from operations .......      (906,563,166)       595,775,443
                                                                                                 ---------------    ---------------
===================================================================================================================================
Capital                Proceeds from contributions ...........................................       386,453,716      1,801,296,041
Transactions:          Fair value of withdrawals .............................................      (796,432,753)      (701,668,269)
                                                                                                 ---------------    ---------------
                       Net increase (decrease) in net assets derived from capital transactions      (409,979,037)     1,099,627,772
                                                                                                 ---------------    ---------------
===================================================================================================================================
Net Assets:            Total increase (decrease) in net assets ...............................    (1,316,542,203)     1,695,403,215
                       Beginning of year .....................................................     3,248,959,365      1,553,556,150
                                                                                                 ---------------    ---------------
                       End of year ...........................................................   $ 1,932,417,162    $ 3,248,959,365
                                                                                                 ===============    ===============
===================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                         For the
                                                                                                                         Period
                                                                                      For the Year Ended March 31,    Sept. 1, 2000+
MASTER SMALL CAP       The following ratios have been derived from                    -----------------------------    to March 31,
VALUE TRUST            information provided in the financial statements.                  2003             2002           2001
====================================================================================================================================
Total                                                                                      (27.31%)++        32.13%             --
Investment Return:**                                                                  ===========      ===========     ===========
====================================================================================================================================
Ratios to Average      Expenses ..................................................            .51%             .52%            .54%*
Net Assets:                                                                           ===========      ===========     ===========
                       Investment income--net ....................................            .32%             .44%            .85%*
                                                                                      ===========      ===========     ===========
====================================================================================================================================
Supplemental           Net assets, end of period (in thousands) ..................    $ 1,932,417      $ 3,248,959     $ 1,553,556
Data:                                                                                 ===========      ===========     ===========
                       Portfolio turnover ........................................          68.27%           54.14%          42.30%
                                                                                      ===========      ===========     ===========
====================================================================================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.
++ FAM fully reimbursed the Trust for a loss on a transaction not meeting the Trust's investment guidelines, which had no impact on total return.

      See Notes to Financial Statements.


                                    26 & 27

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP
VALUE TRUST

1. Significant Accounting Policies:

Master Small Cap Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of the Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such security trades) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Trust.

(b) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Trust is authorized to write put and covered call options and purchase put and call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Trust may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Income taxes -- The Trust is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Fund's net assets at the


                                    28 & 29

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER SMALL CAP
VALUE TRUST

following annual rates: .50% of the Fund's average net assets not exceeding $1 billion, .475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of March 31, 2003, the Trust lent securities with a value of $63,470,060 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended March 31, 2003, MLIM, LLC received $197,418 in securities lending agent fees.

In addition, MLPF&S received $762,540 in commissions on the execution of portfolio security transactions for the Trust for the year ended March 31, 2003.

For the year ended March 31, 2003, the Trust reimbursed FAM $49,660 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended March 31, 2003 were $1,571,844,570 and $1,718,205,420, respectively.

Net realized losses for the year ended March 31, 2003 and net unrealized losses as of March 31, 2003 were as follows:

-------------------------------------------------------------------------------
                                               Realized             Unrealized
                                                Losses                Losses
-------------------------------------------------------------------------------
Long-term investments ..............        $ (44,447,915)        $(434,419,088)
                                            -------------         -------------
Total ..............................        $ (44,447,915)        $(434,419,088)
                                            =============         =============
-------------------------------------------------------------------------------

As of March 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $468,223,987, of which $91,409,310 related to appreciated securities and $559,633,297 related to depreciated securities. At March 31, 2003, the aggregate cost of investments for Federal income tax purposes was $2,651,743,807.

4. Short-Term Borrowings:

The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Trust did not borrow under the credit agreement during the year ended March 31, 2003.

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Master Small Cap Value Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Value Trust as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Value Trust as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2003


                                    30 & 31

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                       Number of          Other
                                                                                                    Portfolios in     Directorships
                             Position(s)  Length                                                     Fund Complex        Held by
                               Held       of Time                                                     Overseen by       Director/
Name        Address & Age    with Fund    Served     Principal Occupation(s) During Past 5 Years   Director/Trustee      Trustee
===================================================================================================================================
Interested Director/Trustee
===================================================================================================================================
Terry K.    P.O. Box 9011    President  1999 to    President and Chairman of Merrill Lynch             118 Funds      None
Glenn*      Princeton, NJ    and        present    Investment Managers, L.P. ("MLIM")/Fund Asset    162 Portfolios
            08543-9011       Director/  and 1997   Management, L.P. ("FAM")--Advised Funds since
            Age: 62          Trustee    to present 1999; Chairman (Americas Region) of MLIM from
                                                   2000 to 2002; Executive Vice President of MLIM
                                                   and FAM (which terms as used herein include
                                                   their corporate predecessors) from 1983 to
                                                   2002; President of FAM Distributors, Inc.
                                                   ("FAMD") from 1986 to 2002 and Director
                                                   thereof from 1991 to 2002; Executive Vice
                                                   President and Director of Princeton Services,
                                                   Inc. ("Princeton Services") from 1993 to 2002;
                                                   President of Princeton Administrators, L.P.
                                                   from 1988 to 2002; Director of Financial Data
                                                   Services, Inc. from 1985 to 2002.
          =========================================================================================================================
          * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or
            MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the
            Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services, and Princeton Administrators, L.P. The
            Director's/Trustee's term is unlimited. Directors serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of
            Directors/Trustees.
===================================================================================================================================

                                                                                                      Number of           Other
                                                                                                    Portfolios in     Directorships
                             Position(s)  Length                                                     Fund Complex        Held by
                                Held      of Time                                                     Overseen by       Director/
Name        Address & Age    with Fund    Served*    Principal Occupation(s) During Past 5 Years   Director/Trustee      Trustee
===================================================================================================================================
Independent Directors/Trustees
===================================================================================================================================
Donald W.   P.O. Box 9095    Director/  2002 to    Manager of The Burton Partnership, Limited          22 Funds       ITC Delta-
Burton      Princeton, NJ    Trustee    present    Partnership since 1979; Managing General         35 Portfolios     Com, Inc.;
            08543-9095                             Partner of the South Atlantic Venture Funds,                       ITC Holding
            Age: 59                                Limited Partnerships and Chairman of South                         Company,
                                                   Atlantic Private Equity Fund IV, Limited                           Inc.;
                                                   Partnership since 1983; Member of the                              Knology,
                                                   Investment Advisory Council of the Florida                         Inc.; Main-
                                                   State Board of Administration since 2001.                          Bancorp,
                                                                                                                      N.A.; Pri-
                                                                                                                      Care, Inc.;
                                                                                                                      Symbion,
                                                                                                                      Inc.
===================================================================================================================================
M. Colyer   P.O. Box 9095    Director/  1981 to    James R. Williston Professor of Investment          23 Funds       Cambridge
Crum        Princeton, NJ    Trustee    present    Management Emeritus, Harvard Business School     36 Portfolios     Bancorp
            08543-9095                             since 1996; Chairman and Director, Phaeton
            Age: 70                                International, Ltd. from 1985 to present; Director,
                                                   Cambridge Bancorp since 1969.
===================================================================================================================================
Laurie      P.O. Box 9095    Director/  1999 to    Professor of Finance and Economics, Graduate        22 Funds       None
Simon       Princeton, NJ    Trustee    present    School of Business, Columbia University since    35 Portfolios
Hodrick     08543-9095                             1998; Associate Professor of Finance and
            Age: 40                                Economics, Graduate School of Business,
                                                   Columbia University from 1996 to 1998.
===================================================================================================================================
Fred G.     P.O. Box 9095    Director/  1998 to    Managing Director of FGW Associates since 1997;     22 Funds       Watson
Weiss       Princeton, NJ    Trustee    present    Director, BTG International, PLC since 2001;     35 Portfolios     Pharma-
            08543-9095                             Director, Watson Pharmaceuticals, Inc.                             ceuticals,
            Age: 61                                since 2000.                                                        Inc.
          =========================================================================================================================
          * The Director/Trustee's term is unlimited. Directors serve until their resignation, removal or death, or until December
            31, of the year in which they turn 72.
===================================================================================================================================

                             Position(s)  Length
                                Held      of Time
Name        Address & Age    with Fund    Served*                Principal Occupation(s) During Past 5 Years
===================================================================================================================================
Fund Officers
===================================================================================================================================
Donald C.   P.O. Box 9011    Vice       1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof
Burke       Princeton, NJ    President  present    since 1999; Senior Vice President and Treasurer of Princeton Services since
            08543-9011       and        and        1999; Vice President of FAMD since 1999; Director of MLIM Taxation
            Age: 42          Treasurer  1999 to    since 1990.
                                        present
===================================================================================================================================

Robert C.   P.O. Box 9011    Senior     1999 to    President and Global Chief Investment Officer of MLIM and member of the
Doll, Jr.   Princeton, NJ    Vice       present    Executive Management Committee of ML & Co., Inc. since 2001; Chief
            08543-9011       President             Investment Officer, Senior Vice President and Co-Head of MLIM Americas
            Age: 48                                from 1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc.
                                                   from 1987 to 1999 and Executive Vice President from 1991 to 1999.
===================================================================================================================================
Robin       P.O. Box 9011    Vice       2002 to    Managing Director of MLIM since 2002; Director (Equities) of MLIM
Elise Baum  Princeton, NJ    President  present    from 1999 to 2002; Vice President of MLIM from 1995 to 1999.
            08543-9011
            Age: 42
          =========================================================================================================================
          * Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.
===================================================================================================================================

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
J. Thomas Touchton, Director/Trustee of Merrill Lynch Small Cap Value Fund, Inc., has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------


                                    32 & 33

                        Merrill Lynch Small Cap Value Fund, Inc., March 31, 2003

IMPORTANT TAX INFORMATION (unaudited)

The following table summarizes all per share distributions paid by Merrill Lynch Small Cap Value Fund, Inc. during the year ended March 31, 2003:

===================================================================================================
Record               Payable       Qualifying      Non-Qualifying         Total         Long-Term
 Date                 Date      Ordinary Income   Ordinary Income   Ordinary Income   Capital Gains
===================================================================================================
Class A Shares
===================================================================================================
7/15/2002           7/19/2002       $.037468          $.150831          $.188299        $.287388
===================================================================================================
Class B Shares
===================================================================================================
7/15/2002           7/19/2002       $.029419          $.118427          $.147846        $.287388
===================================================================================================
Class C Shares
===================================================================================================
7/15/2002           7/19/2002       $.031245          $.125776          $.157021        $.287388
===================================================================================================
Class I Shares
===================================================================================================
7/15/2002           7/19/2002       $.040027          $.161130          $.201157        $.287388
===================================================================================================

The qualifying ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Small Cap Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10253--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Small Cap Value Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Small Cap Value Fund, Inc.

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Small Cap Value Fund, Inc.

Date: May 21, 2003

By: /s/ Donald C. Burke
    ----------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Small Cap Value Fund, Inc.

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.